Related Party Transactions - Deferred Revenues Related to Recurring Management Fee Received in Advance from Related Parties (Details) - Related Party ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Related Party Transaction
Deferred revenue from related parties	¥ 1,201	$ 172	¥ 3,697
Gopher Asset Management Co., Ltd.
Related Party Transaction
Deferred revenue from related parties	673	96	873
Gopher Capital GP Ltd
Related Party Transaction
Deferred revenue from related parties	¥ 528	$ 76	¥ 2,824